Pay vs Performance Disclosure	12 Months Ended
	Jan. 03, 2026 USD ($)	Dec. 28, 2024 USD ($)	Dec. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jan. 01, 2022 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Disclosure

Provided below is the Company’s “pay versus performance” disclosure as required pursuant to Item 402(v) of Regulation S-K promulgated under the Exchange Act. This disclosure has been prepared in accordance with Item 402(v) and does not necessarily reflect value actually realized by the executives or how the Compensation Committee evaluates compensation decisions in light of Company or individual performance. Please refer to CD&A for a discussion of our executive compensation program objectives and the ways in which we align executive compensation pay with performance.

There is one primary difference between the calculation of the components of "compensation actually paid" (or "CAP") and "summary compensation table" (or "SCT") total compensation:

	SCT Total	CAP
Stock and Option Awards	Grant date fair value of stock and option awards granted during the year

Year over year change in the fair value of stock and option awards that are unvested as of the end of the year, or vested or were forfeited during the year, including dividend equivalents, as applicable

Metrics Used for Linking Pay and Performance

The following is a list of performance measures, which in our assessment represent the most important performance measures used by the Company to link compensation actually paid to the NEOs for 2025. Each metric below is used for purposes of determining payouts under either our short-term incentive program or vesting of our PSU awards. Please see CD&A for a further description of these metrics and how they are used in the Company’s executive compensation program.

Comparable Store Sales Growth
GAAP Operating Income
Adjusted Earnings Per Share (EPS)
Relative Total Shareholder Return (RTSR)

Comparable Store Sales Growth and GAAP Operating Income were selected as the Company-selected measures for the Pay versus Performance table that follows because these metrics have the strongest alignment with the key attributes of strategic and operating plans and help drive the creation of long-term shareholder value.

Pay Versus Performance Table

							Value of Initial Fixed $100 Investment Based on:			Company Selected Measure
Year	SCT Total for CEO (1)	SCT Total for Former CEO (1)	CAP to Current CEO (2)	CAP to Former CEO (2)	Average SCT Total for Other NEOs (1)	Average CAP to Other NEOs (2)	Total Share- holder Return	Peer Group Total Share- holder Return (3)	GAAP Net Income ($m)	Comp. Store Sales Growth	GAAP Operating Income ($m)
2025	$9,121,929	—	$8,097,581	—	$2,350,518	$1,885,537	$27.63	$153.60	$44	0.8%	$(43)
2024	$10,303,636	—	$2,396,573	—	$2,324,139	$1,196,441	$30.60	$151.26	$(336)	(0.7)%	$(713)
2023	$9,439,086	$4,139,044	$9,853,745	$(3,934,421)	$2,163,565	$875,625	$41.63	$111.65	$30	(0.3)%	$114
2022	—	$8,384,948	—	$(7,267,775)	$2,008,124	$(169,402)	$98.22	$78.41	$502	0.3%	$754
2021	—	$10,052,271	—	$24,632,043	$2,684,996	$4,775,021	$154.68	$119.31	$616	10.7%	$902

(1)
2024 CEO is Shane M. O'Kelly; other NEOs are Ryan P. Grimsland, Bruce M. Starnes, III, Kristen L. Soler, Jeffrey R. Vining, Shweta Bhatia and Herman L. Word, Jr. 2023 CEOs are Shane M. O'Kelly and Thomas R. Greco (former); 2023 other NEOs are Ryan P. Grimsland, Anthony A. Iskander, Jeffrey W. Shepherd, Herman L. Word, Jr., Tammy M. Finley, Stephen Szilagyi, Robert B. Cushing, and Jason B. McDonell. 2022 CEO is Thomas R. Greco; 2022 other NEOs are Jeffrey W. Shepherd, Robert B. Cushing, Herman L. Word, Jr. and Reuben E. Slone. 2021 CEO is Thomas R. Greco; 2021 other NEOs are Jeffrey W. Shepherd, Robert B. Cushing, Reuben E. Slone, and Jason B. McDonell.
(2)
The dollar amounts reported represent CAP, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, the following adjustments were made to SCT total compensation to determine the CAP values:

Reconciliation of SCT to CAP for CEO:

	Fiscal Year 2025
	CEO (O’Kelly)	Avg. Other NEOs
SCT Total	$9,121,929	$2,350,518
Minus SCT Change in Pension Value	$—	$—
Plus Pension Value Service Cost	$—	$—
Minus SCT Equity	$6,335,529	$1,255,453
Plus End of Year Fair Value of Equity Granted During FY Outstanding and Unvested at End of Year	$5,272,230	$890,210
Plus (Minus) Change in Fair Value from Beginning of Year to End of Year of Awards Granted in Any Prior Fiscal Year Outstanding and Unvested at End of Year	$(751,789)	$(47,596)
Plus (Minus) Change in Fair Value from Beginning of Year to Vesting Date of Awards Granted in Any Prior Fiscal Year that Vested During the Fiscal Year	$790,740	$24,340
Minus Fair Value at Beginning of Year of Awards Granted in Prior Year that were Forfeited During the Fiscal Year	—	76,482
Compensation Actually Paid	$8,097,581	$1,885,537

EOY = End of Year; BOY = Beginning of Year, SCT = Summary Compensation Table, CAP = Compensation Actually Paid

The fair value of option awards was determined using a Black-Scholes option-pricing model. The fair value of RSUs used to calculate CAP was based on the Company's closing stock price on each valuation date, including accrued dividend equivalent units. The fair value of PSUs used to calculate CAP assumes estimated performance results as of the end of each reporting year for financial metrics (average annual comparable store sales growth and return on invested capital, which were performance measures in our 2020 and 2021 PSU awards, and average comparable store sales growth and adjusted EPS, which are performance measures in our 2025 PSU awards) and a Monte Carlo simulation valuation model for market metrics (which were relative TSR vs. a peer group for the 2020 and 2021 PSUs and relative TSR vs. the constituents of the S&P 500 for the 2022, 2023, and 2024 PSUs and vs. the constituents of the S&P Specialty Retail Index for 2025 PSUs), in accordance with FASB ASC 718. Fair values include accrued dividend equivalent units.

(3)
Reflects total shareholder return indexed to $100 for the S&P 500 Retailing Index, which is an industry line peer group reported in the performance graph included in the Company’s 2025 Annual Report on Form 10-K.

Relationship between Company TSR and Peer Group TSR; CAP and Company TSR

The graphs below illustrate the relationship between our TSR and the Peer Group TSR, as well as the relationship between CAP and our TSR for the CEO and other NEOs. For reference, SCT total compensation values for each year are also shown. As the graphs below illustrate, CAP amounts for our CEO and other NEOs are strongly aligned with the Company's TSR, as intended.

Company Selected Measure Name	Comparable Store Sales Growth
Named Executive Officers, Footnote
(1)
2024 CEO is Shane M. O'Kelly; other NEOs are Ryan P. Grimsland, Bruce M. Starnes, III, Kristen L. Soler, Jeffrey R. Vining, Shweta Bhatia and Herman L. Word, Jr. 2023 CEOs are Shane M. O'Kelly and Thomas R. Greco (former); 2023 other NEOs are Ryan P. Grimsland, Anthony A. Iskander, Jeffrey W. Shepherd, Herman L. Word, Jr., Tammy M. Finley, Stephen Szilagyi, Robert B. Cushing, and Jason B. McDonell. 2022 CEO is Thomas R. Greco; 2022 other NEOs are Jeffrey W. Shepherd, Robert B. Cushing, Herman L. Word, Jr. and Reuben E. Slone. 2021 CEO is Thomas R. Greco; 2021 other NEOs are Jeffrey W. Shepherd, Robert B. Cushing, Reuben E. Slone, and Jason B. McDonell.

Peer Group Issuers, Footnote
(3)
Reflects total shareholder return indexed to $100 for the S&P 500 Retailing Index, which is an industry line peer group reported in the performance graph included in the Company’s 2025 Annual Report on Form 10-K.

PEO Total Compensation Amount	$ 0	$ 0		$ 0	$ 0
PEO Actually Paid Compensation Amount	$ 0	0		0	0
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported represent CAP, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, the following adjustments were made to SCT total compensation to determine the CAP values:

Reconciliation of SCT to CAP for CEO:

	Fiscal Year 2025
	CEO (O’Kelly)	Avg. Other NEOs
SCT Total	$9,121,929	$2,350,518
Minus SCT Change in Pension Value	$—	$—
Plus Pension Value Service Cost	$—	$—
Minus SCT Equity	$6,335,529	$1,255,453
Plus End of Year Fair Value of Equity Granted During FY Outstanding and Unvested at End of Year	$5,272,230	$890,210
Plus (Minus) Change in Fair Value from Beginning of Year to End of Year of Awards Granted in Any Prior Fiscal Year Outstanding and Unvested at End of Year	$(751,789)	$(47,596)
Plus (Minus) Change in Fair Value from Beginning of Year to Vesting Date of Awards Granted in Any Prior Fiscal Year that Vested During the Fiscal Year	$790,740	$24,340
Minus Fair Value at Beginning of Year of Awards Granted in Prior Year that were Forfeited During the Fiscal Year	—	76,482
Compensation Actually Paid	$8,097,581	$1,885,537

EOY = End of Year; BOY = Beginning of Year, SCT = Summary Compensation Table, CAP = Compensation Actually Paid

Non-PEO NEO Average Total Compensation Amount	$ 2,350,518	2,324,139	$ 2,163,565	2,008,124	2,684,996
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,885,537	1,196,441	875,625	(169,402)	4,775,021
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The dollar amounts reported represent CAP, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, the following adjustments were made to SCT total compensation to determine the CAP values:

Reconciliation of SCT to CAP for CEO:

	Fiscal Year 2025
	CEO (O’Kelly)	Avg. Other NEOs
SCT Total	$9,121,929	$2,350,518
Minus SCT Change in Pension Value	$—	$—
Plus Pension Value Service Cost	$—	$—
Minus SCT Equity	$6,335,529	$1,255,453
Plus End of Year Fair Value of Equity Granted During FY Outstanding and Unvested at End of Year	$5,272,230	$890,210
Plus (Minus) Change in Fair Value from Beginning of Year to End of Year of Awards Granted in Any Prior Fiscal Year Outstanding and Unvested at End of Year	$(751,789)	$(47,596)
Plus (Minus) Change in Fair Value from Beginning of Year to Vesting Date of Awards Granted in Any Prior Fiscal Year that Vested During the Fiscal Year	$790,740	$24,340
Minus Fair Value at Beginning of Year of Awards Granted in Prior Year that were Forfeited During the Fiscal Year	—	76,482
Compensation Actually Paid	$8,097,581	$1,885,537

EOY = End of Year; BOY = Beginning of Year, SCT = Summary Compensation Table, CAP = Compensation Actually Paid

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Comparable Store Sales Growth
GAAP Operating Income
Adjusted Earnings Per Share (EPS)
Relative Total Shareholder Return (RTSR)

Total Shareholder Return Amount	$ 27.63	30.6	41.63	98.22	154.68
Peer Group Total Shareholder Return Amount	153.6	151.26	111.65	78.41	119.31
Net Income (Loss)	$ 44,000,000	$ (336,000,000)	$ 30,000,000	$ 502,000,000	$ 616,000,000
Company Selected Measure Amount	0.008	0.007	0.003	0.003	0.107
Measure:: 1
Pay vs Performance Disclosure
Name	Comparable Store Sales Growth
Non-GAAP Measure Description

Comparable Store Sales Growth and GAAP Operating Income were selected as the Company-selected measures for the Pay versus Performance table that follows because these metrics have the strongest alignment with the key attributes of strategic and operating plans and help drive the creation of long-term shareholder value.

Measure:: 2
Pay vs Performance Disclosure
Other Performance Measure, Amount	(43,000,000)	(713,000,000)	114,000,000	754,000,000	902,000,000
Name	GAAP Operating Income
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Earnings Per Share (EPS)
Measure:: 4
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return (RTSR)
Shane M Okelly [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 9,121,929	$ 10,303,636	$ 9,439,086
PEO Actually Paid Compensation Amount	$ 8,097,581	$ 2,396,573	$ 9,853,745
PEO Name	Shane M. O'Kelly	Shane M. O'Kelly	Shane M. O'Kelly
Thomas R. Greco [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 4,139,044	$ 8,384,948	$ 10,052,271
PEO Actually Paid Compensation Amount			$ (3,934,421)	$ (7,267,775)	$ 24,632,043
PEO Name			Thomas R. Greco	Thomas R. Greco	Thomas R. Greco
PEO | Shane M Okelly [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Shane M Okelly [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Shane M Okelly [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,335,529)
PEO | Shane M Okelly [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,272,230
PEO | Shane M Okelly [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(751,789)
PEO | Shane M Okelly [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	790,740
PEO | Shane M Okelly [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(0)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,255,453)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	890,210
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(47,596)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	24,340
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (76,482)